Investments - SPAC (Details) - USD ($)	1 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Sep. 30, 2022
Schedule of Equity Method Investments [Line Items]
Business combination, combination period description		MEOA has 12 months from the closing of its IPO (or 21 months from the closing of its IPO if MEOA extends the period of time to consummate the initial Business Combination) (the “Combination Period”) to complete the initial Business Combination
Business combination, payment required to extend business combination period	$ 1,265,000	$ 1,265,000
Business combination, interest payment for dissolution of agreement		$ 100,000
Business combination extension period (in months)		3 months
Business combination, combination period, extension (in months)	3 months
MEOA
Schedule of Equity Method Investments [Line Items]
SPAC Sponsor contribution			$ 25,000
Investment owned, balance, shares (in shares)			2,875,000
SPAC warrants		5,395,000
Investment owned, restricted, cost		$ 5,400,000
SPAC Warrants, Price Per Share		$ 1.00
SPAC Sponsor liability		$ 1,000,000